BORROWINGS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
BORROWINGS

NOTE 5 — BORROWINGS

Borrowings of the Company consisted of the following:

	March 31, 2025	December 31, 2024
Silverview Loan	$10,382,438	$10,682,438
PPP Loan	2,269,456	2,269,456
COVID19 TTS Loan	39,247	39,247
City of Eugene	389,875	389,875
Total Notes Payable	13,081,016	13,381,016
Less: Debt Issuance Costs	(120,835)	(140,082)
	$12,960,181	$13,240,934

In March and September 2021, the Company executed a secured term loan agreement and an amendment with Silverview Credit Partners, L.P. (the “Silverview Loan”) for an aggregate borrowing capacity of $15,000,000. The Silverview Loan originally matured on April 15, 2025, which was extended to October 25, 2026 as part of the Silverview Loan modification executed on October 1, 2024. The Silverview Loan accrued interest through the 18-month anniversary of the closing date at (i) a fixed rate of 10.0%, which portion was payable in cash, and (ii) at a fixed rate of 6.5%, which portion was payable in kind and added to the outstanding obligations as principal. Effective on the 19th month anniversary of the closing date, the Silverview Loan accrues interest at a fixed rate of 15.0% through maturity. Interest payable in cash is required to be repaid on the fifteenth day of each calendar month. The Company had an option to prepay the Silverview Loan with a prepayment premium up to 30.0% of the obligations during the first twenty-four months of the loan, after which time the Company can prepay the loan with no premium due.

Heritage Distilling Holding Company, Inc.

Notes to Condensed Consolidated Financial Statements

(unaudited)

NOTE 5 — BORROWINGS (cont.)

The Company is now past that initial twenty-four-month window and can prepay all or some of the outstanding balance without penalty. The Silverview Loan also contained certain financial and other debt covenants that, among other things, imposed certain restrictions on indebtedness, liens, investments and capital expenditures. The financial covenants required that, at the end of each applicable fiscal period as defined pursuant to the Silverview Loan agreement, the Company has either (i) an EBITDA interest coverage ratio up to 2.00 to 1.00, or (ii) a cash interest coverage ratio of not less than 1.25 to 1.00. Commencing with the fiscal quarter ending June 30, 2021, the Company shall maintain liquidity of not less than $500,000. The Silverview Loan may be used for general corporate purposes, including working capital needs and capital expenditures.

As of March 31, 2025 and December 31, 2024, the outstanding balance of the Silverview Loan was $10,382,438 and $10,682,438, respectively.

In 2024, the Company violated various financial and other debt covenants regarding its failure to comply with the financial covenants and to timely furnish its financial statements for the period through June 2024,when the Company reached an agreement in principal (which was finalized and agreed to in October 2024) with Silverview to complete a loan modification of the Silverview Loan in the following ways, which became effective upon the close of the Company’s initial public offering (which occurred on November 25, 2024): 1) extend the maturity date by 18 months to October 25, 2026; 2) recast the amortization schedule to reduce the amount paid each quarter to allow the Company to preserve cash, as follows: $2,050,000 (including December 2024 interest of $182,438) due by December 31, 2024 (which was paid $300,000 in January 2025 and $1,750,000 in December 2024), $700,000 due June 30, 2025 and then $500,000 due every six months thereafter; 3) increase in the coupon rate from 15% to 16.5% in the month starting after the close of the Company’s initial public offering (which occurred on November 25, 2024), with monthly interest payments remaining in effect; 4) waiver of any past missed amortization payments; 5) waiver of any past missed covenant faults; 6) 1% additional exit fee due at loan payoff; 7) an additional 1% exit fee due at payoff if the Company does not refinance or repay the entire debt by July 30, 2025; 8) the elimination of EBITDA coverage and interest coverage ratio tests; and 9) simplified reporting requirements to match the reporting the Company must make as a public company. The lender had previously agreed to waive any existing covenant compliance matters as of December 31, 2023 and to forbear exercising its rights and remedies under the loan agreement through the date of IPO. The amount due under the Silverview Loan within one year of March 31, 2025 is classified as a current liability, and the amount due subsequent to one year from March 31, 2025 is classified as a non-current liability as of March 31, 2025 as the Maturity Date is October 25, 2026.

In April 2020, the Company was granted a loan under the Paycheck Protection Program (“PPP”) offered by the Small Business Administration (the “SBA”) under the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), section 7(a)(36) of the Small Business Act for $3,776,100. The proceeds from the PPP loan may only be used to retain workers and maintain payroll or make mortgage interest, lease and utility payments and all or a portion of the loan may be forgiven if the proceeds are used in accordance with the terms of the program within the 8 or 24-week measurement period. The loan terms require the principal balance and 1% interest to be paid back within two years of the date of the note. In June 2021, the Company’s bank approved forgiveness of the loan of $3,776,100. During the year ended December 31, 2022, the forgiveness was partially rescinded by the SBA and the Company recognized $1,506,644 as other income in the consolidated statements of operations, resulting in $2,269,456 in debt. Under the terms of the PPP loan, the Company has also recorded interest expense on the PPP loan at the rate of 1%, for a total of $5,596 and $5,596 for the three months ended March 31, 2025 and 2024, respectively. Accrued interest payable on the PPP loan was $112,851 and $107,255 as of March 31, 2025 and December 31, 2024, respectively. The Company is currently in the process of disputing a portion if not all of the difference. The terms of the agreement state that the Company has 18-24 months to repay the PPP loan.

In 2023, the Company entered into a secured business loan and security agreement with Channel Partners Capital, LLC (“Channel Partners”) (the “2023 Channel Partners Loan”) for an aggregate borrowing capacity of $250,000, of which. $47,104 of proceeds was used to pay off the remaining balance of a previous Channel Partners loan. The 2023 Channel Partners Loan matured and was paid off in full on October 5, 2024. During its term the 2023 Channel Partners Loan accrued interest at a fixed rate of 13.34%, and had payments of $16,944, principal plus interest was payable monthly. The Company had an option to prepay the 2023 Channel Partners Loan with a prepayment discount of 5.0%. As of both March 31, 2025 and December 31, 2024, the outstanding balance of the 2023 Channel Partners Loan was $0.

Heritage Distilling Holding Company, Inc.

Notes to Condensed Consolidated Financial Statements

(unaudited)

NOTE 5 — BORROWINGS (cont.)

In February 2024, the Company acquired the debt of Thinking Tree Spirits with City of Eugene in the amount of $389,875. (See Note 8.) The City of Eugene loan will mature on May 1. 2028 with an interest rate of 0% through July 31, 2025 and an interest rate of 5% per annum beginning on August 1, 2025. Monthly payments are scheduled to begin on September 1, 2025 in the amount of $6,714, including accrued interest. In May 2024, the Company raised $100,000 under the terms of an accounts receivable factoring arrangement with a related party. (See Note 12.)

As of July 1, 2024, the Company raised an additional aggregate of $299,667 between two separate investors under the terms of a July 1, 2024 accounts receivable factoring arrangement, including $166,667 from the related party. The Company issued an aggregate of 66,549 five year warrants to purchase common stock at $6.00 per share in conjunction with the July 1, 2024 accounts receivable factoring agreements. (See Note 12.)

In August 2024, the aggregate of $399,667 received from the two separate investors under the terms of the May 2024 and July 2024 factoring agreements, including accrued fees and 66,549 related warrants was exchanged for an aggregate of 44,291 shares of Series A Preferred Stock and 19,983 warrants to purchase shares of common stock at the lesser of $5.00 per share or the price per share at which the common stock is sold in the Company’s initial public offering. (Including $266,667 received from a related party, which was exchanged for 29,661 shares of Series A Preferred Stock, and 13,333 warrants at $5.00 per share.) Upon the November 25, 2024 initial public offering at $4.00 per share, the 19,983 warrants at $5.00 per share were recalculated and reissued as 24,978 warrants at $4.00 per share (and the 13,333 related party warrants at $5.00 per share were recalculated and reissued as 16,666 warrants at $4.00 per share). (See Note 12.)

In July 2024, the Company raised an additional $250,000 from an investor under the terms of a July 2024 accounts receivable factoring arrangement. The Company issued 83,333 five year warrants to purchase common stock at $6.00 per share in conjunction with the July 2024 accounts receivable factoring arrangement (which remain outstanding). As of September 2024, the Company recorded a total liability of $277,000 (including $27,000 of fees) related to this July 2024 factoring agreement, which was exchanged for 27,700 shares of Series A Preferred Stock, including 12,500 warrants to purchase shares of common stock at the lesser of $5.00 per share or the price per share at which the common stock is sold in the Company’s initial public offering. Upon the November 25, 2024 initial public offering at $4.00 per share, the 12,500 warrants at $5.00 per share were recalculated and reissued as 15,625 warrants at $4.00 per share.

As of March 31, 2025, the principal repayments of the Company’s debt measured on an amortized basis of $13,081,016 will be due within five years from the issuance of these condensed consolidated financial statements. The outstanding principal repayments due within the next 12 months of $3,474,242, net of debt issuance costs of $70,574, was classified as a current liability on the Company’s consolidated balance sheet as of March 31, 2025. The outstanding principal repayments due after the next 12 months of $9,485,939, net of debt issuance cost of $50,261, was classified as a long-term liability on the Company’s consolidated balance sheet as of March 31, 2025.

The following table represents principal repayments from 2025 and the years through 2029 and thereafter:

Years Ending	Amount
2025	3,529,169
2026	9,245,977
2027	66,789
2028	239,081
2029	—
thereafter	—
$13,081,016

Liabilities for Deferred Revenue — During 2023, the Company entered into a distilled spirits barreling production agreement with a related party for production of 1,200 barrels of distilled spirits over time. There was a prepayment of $1,000,000 made to the Company in January 2023. In March 2024, the agreement was amended to 600 barrels for $500,000, with the then $500,000 excess prepayment used to purchase a Whiskey Note in the principal amount of $672,500, which was subsequently exchanged (upon the consummation of the Company’s initial public offering on November 25, 2024) under the terms of a Subscription Exchange Agreement for common stock in conjunction with the February 29, 2024 exchange of Whiskey Notes for common stock.

Heritage Distilling Holding Company, Inc.

Notes to Condensed Consolidated Financial Statements

(unaudited)

NOTE 6 — BORROWINGS

Borrowings of the Company, not including the Convertible Notes discussed in Note 5, consisted of the following:

	December 31, 2024	December 31, 2023
Silverview Loan	$10,682,438	$12,250,000
PPP Loan	2,269,456	2,269,456
COVID19 TTS Loan	39,247	—
City of Eugene	389,875	—
2023 Channel Partners Loan	—	149,824
Total Notes Payable	13,381,016	14,669,280
Less: Debt Issuance Costs	(140,082)	(398,324)
	$13,240,934	$14,270,956

In March and September 2021, the Company executed a secured term loan agreement and an amendment with Silverview Credit Partners, L.P. (the “Silverview Loan”) for an aggregate borrowing capacity of $15,000,000. The Silverview Loan originally matured on April 15, 2025, which was extended to October 25, 2026 as part of the Silverview Loan modification executed on October 1, 2024. The Silverview Loan accrued interest through the 18-month anniversary of the closing date at (i) a fixed rate of 10.0%, which portion was payable in cash, and (ii) at a fixed rate of 6.5%, which portion was payable in kind and added to the outstanding obligations as principal. Effective on the 19th month anniversary of the closing date, the Silverview Loan accrues interest at a fixed rate of 15.0% through maturity. Interest payable in cash is required to be repaid on the fifteenth day of each calendar month. The Company had an option to prepay the Silverview Loan with a prepayment premium up to 30.0% of the obligations during the first twenty-four months of the loan, after which time the Company can prepay the loan with no premium due.

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 6 — BORROWINGS (cont.)

The Company is now past that initial twenty-four-month window and can prepay all or some of the outstanding balance without penalty. The Silverview Loan also contained certain financial and other debt covenants that, among other things, imposed certain restrictions on indebtedness, liens, investments and capital expenditures. The financial covenants required that, at the end of each applicable fiscal period as defined pursuant to the Silverview Loan agreement, the Company has either (i) an EBITDA interest coverage ratio up to 2.00 to 1.00, or (ii) a cash interest coverage ratio of not less than 1.25 to 1.00. Commencing with the fiscal quarter ending June 30, 2021, the Company shall maintain liquidity of not less than $500,000. The Silverview Loan may be used for general corporate purposes, including working capital needs and capital expenditures. The Company violated various financial and other debt covenants regarding its failure to comply with the financial covenants and to timely furnish its consolidated financial statements for the year ended December 31, 2023. As the chance of meeting the same or more restrictive covenants at subsequent compliance measurement dates within the following year was remote, the Company determined that the Silverview Loan should be classified as a current liability as of December 31, 2023.

As of December 31, 2024 and 2023, the outstanding balance of the Silverview Loan was $10,682,438 and $12,250,000, respectively.

In June 2024, the Company reached an agreement in principal (which was finalized and agreed to in October 2024) with Silverview to complete a loan modification of the Silverview Loan in the following ways, which became effective upon the close of the Company’s initial public offering (which occurred on November 25, 2024): 1) extend the maturity date by 18 months to October 25, 2026; 2) recast the amortization schedule to reduce the amount paid each quarter to allow the Company to preserve cash, as follows: $2,050,000 (including December 2024 interest of $182,438) due by December 31, 2024, $700,000 due June 30, 2025 and then $500,000 due every six months thereafter; 3) increase in the coupon rate from 15% to 16.5% in the month starting after the close of the Company’s initial public offering (which occurred on November 25, 2024), with monthly interest payments remaining in effect; 4) waiver of any past missed amortization payments; 5) waiver of any past missed covenant faults; 6) 1% additional exit fee due at loan payoff; 7) an additional 1% exit fee due at payoff if the Company does not refinance or repay the entire debt by July 30, 2025; 8) the elimination of EBITDA coverage and interest coverage ratio tests; and 9) simplified reporting requirements to match the reporting the Company must make as a public company. The lender had previously agreed to waive any existing covenant compliance matters as of December 31, 2023 and to forbear exercising its rights and remedies under the loan agreement through the date of IPO. The amount due under the Silverview Loan is classified as a non-current liability as of December 31, 2024 as the Maturity Date is October 25, 2026.

In April 2020, the Company was granted a loan under the Paycheck Protection Program (“PPP”) offered by the Small Business Administration (the “SBA”) under the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), section 7(a)(36) of the Small Business Act for $3,776,100. The proceeds from the PPP loan may only be used to retain workers and maintain payroll or make mortgage interest, lease and utility payments and all or a portion of the loan may be forgiven if the proceeds are used in accordance with the terms of the program within the 8 or 24-week measurement period. The loan terms require the principal balance and 1% interest to be paid back within two years of the date of the note. In June 2021, the Company’s bank approved forgiveness of the loan of $3,776,100. During the year ended of December 31, 2022, the forgiveness was partially rescinded by the SBA and the Company recognized $1,506,644 as other income in the consolidated statements of operations, resulting in $2,269,456 in debt. Under the terms of the PPP loan, the Company has also recorded interest on the PPP loan at the rate of 1%, for a total of $107,255 and $84,561 as of December 31, 2024 and 2023, respectively. The Company is currently in the process of disputing a portion if not all of the difference. The terms of the agreement state that the Company has 18-24 months to repay the PPP loan.

In January 2022, the Company entered into an unsecured business loan and security agreement with Channel Partners Capital, LLC (the “2022 Channel Partners Loan”) for an aggregate borrowing capacity of $250,000. The Channel Partners Loan matured on June 26, 2023 and accrued interest at a fixed rate of 13.982%. Principal of $16,528 plus interest was payable monthly. The Company had an option to prepay the 2022 Channel Partners Loan with a prepayment discount of 5.0%. As of both December 31, 2024 and 2023, the outstanding balance of the 2022 Channel Partners Loan was $0. In 2023, the Company entered into a new secured business loan and security agreement with Channel Partners Capital, LLC (the “2023 Channel Partners Loan”) for an aggregate borrowing capacity of $250,000, of which, $7,104 of proceeds was used to pay off the 2022 Channel Partners Loan. The 2023 Channel Partners Loan matured and was paid off in full on October 5, 2024. During its term the 2023 Channel Partners Loan accrued interest at a fixed rate of 13.34%, and had payments of $16,944, principal plus interest was payable monthly. The Company had an option to prepay the 2023 Channel Partners Loan with a prepayment discount of 5.0%. As of December 31, 2024 and 2023, the outstanding balance of the 2023 Channel Partners Loan was $0 and $149,824, respectively.

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 6 — BORROWINGS (cont.)

In February 2024, the Company acquired the debt of Thinking Tree Spirits with City of Eugene in the amount of $389,875. The City of Eugene loan will mature on May 1. 2028 with an interest rate of 0% through July 31, 2025, beginning August 1, 2025 the City of Eugene loan begins accruing interest at the rate of 5%. Monthly payments are scheduled to began September 1, 2025 in the amount of $6,714, including accrued interest.

In May 2024, the Company raised $100,000 under the terms of an accounts receivable factoring arrangement with a related party. (See Note 15.)

As of July 1, 2024, the Company raised an additional aggregate of $299,667 between two separate investors under the terms of a July 1, 2024 accounts receivable factoring arrangement, including $166,667 from the related party. The Company issued an aggregate of 66,549 five year warrants to purchase common stock at $6.00 per share in conjunction with the July 1, 2024 accounts receivable factoring agreements. (See Note 15.)

In August 2024, the aggregate of $399,667 received from the two separate investors under the terms of the May 2024 and July 2024 factoring agreements, including accrued fees and 66,549 related warrants was exchanged for an aggregate of 44,291 shares of Series A Preferred Stock and 19,983 warrants to purchase shares of common stock at the lesser of $5.00 per share or the price per share at which the common stock is sold in the Company’s initial public offering. (Including $266,667 received from a related party, which was exchanged for 29,661 shares of Series A Preferred Stock, and 13,333 warrants.) Upon the November 25, 2024 initial public offering at $4.00 per share, the 19,983 warrants at $5.00 per share were recalculated and reissued as 24,978 warrants at $4.00 per share (and the 13,333 related party warrants at $5.00 per share were recalculated and reissued as 16,666 warrants at $4.00 per share). (See Note 15.)

In July 2024, the Company raised an additional $250,000 from an investor under the terms of a July 2024 accounts receivable factoring arrangement. The Company issued 83,333 five year warrants to purchase common stock at $6.00 per share in conjunction with the July 2024 accounts receivable factoring arrangement (which remain outstanding). As of September 2024, the Company recorded a total liability of $277,000 (including $27,000 of fees) related to this July 2024 factoring agreement, which was exchanged for 27,700 shares of Series A Preferred Stock, including 12,500 warrants to purchase shares of common stock at the lesser of $5.00 per share or the price per share at which the common stock is sold in the Company’s initial public offering. Upon the November 25, 2024 initial public offering at $4.00 per share, the 12,500 warrants at $5.00 per share were recalculated and reissued as 15,625 warrants at $4.00 per share.

As of December 31, 2024, the principal repayments of the Company’s debt measured on an amortized basis of $13,381,016 will be due within five years from the issuance of these consolidated financial statements. The outstanding principal repayments due within the next 12 months of $3,758,595 and $14,270,956, respectively, net of debt issuance costs of $140,082 and $398,324, respectively, was classified as a current liability on the Company’s consolidated balance sheets as of December 31, 2024 and December 31, 2023. The outstanding principal repayments due after the next 12 months of $9,482,339 was classified as a long-term liability on the Company’s consolidated balance sheet as of December 31, 2024.

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 6 — BORROWINGS (cont.)

The following table represents principal repayments from 2025 and the years through 2029 and thereafter:

Years Ending	Amount
2025	$3,829,169
2026	9,245,977
2027	66,789
2028	239,081
2029	—
there after	—
$13,381,016

Liabilities for Deferred Revenue — During 2023, the Company entered into a distilled spirits barreling production agreement with a related party for production of 1,200 barrels of distilled spirits over time. There was a prepayment of $1,000,000 made to the Company in January 2023. In March 2024, the agreement was amended to 600 barrels for $500,000, with the then $500,000 excess prepayment used to purchase a Whiskey Note in the principal amount of $672,500, which was subsequently exchanged (upon the consummation of the Company’s initial public offering on November 25, 2024) under the terms of a Subscription Exchange Agreement for common stock in conjunction with the February 29, 2024 exchange of Whiskey Notes for common stock.